CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Of Comprehensive Income
Income (loss) for the year		R$ 1,524,997	R$ 162,524	R$ (4,466,246)
Other comprehensive income (loss)
Gain (loss) on foreign currency translation of foreign operations	[1]	(179,426)	595,588	84,361
Loss on net investment hedge	[1]	(277,856)	(66,818)
Gain (loss) on cash flow hedge		(81,500)	39,444	175,987
Gain (loss) on debt investments measured at FVTOCI	[1],[2]	178	2,184	(1,496)
Net other comprehensive income (loss),to be reclassified to the statement of income in subsequent periods		(538,604)	570,398	258,852
Gain (loss) on equity investments measured at FVTOCI	[1],[2]	2,384	48,228	(104,672)
Actuarial gain (loss) on pension and post-employment plans		7,121	(119,909)	327
Net other comprehensive income, with no impact into subsequent statement of income		9,505	(71,681)	(104,345)
Comprehensive income (loss), net of taxes		995,898	661,241	(4,311,739)
Attributable to
Controlling shareholders		961,553	693,853	(4,363,771)
Non-controlling interest		34,345	(32,612)	52,032
Total comprehensive income (loss), net of taxes		R$ 995,898	R$ 661,241	R$ (4,311,739)

[1]	All changes in other comprehensive income are presented net of taxes.
[2]	FVTOCI: Fair Value Through Other Comprehensive Income.